INVESTMENT IN JOINT VENTURE - Reconciliation of Summarized Financial Information (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Carrying amount of the investment	$ 70,050,243	$ 25,660,842
Pure Sunfarms
Disclosure of joint ventures [line items]
Total net assets of Pure Sunfarms	141,729,979	45,523,468
50% ownership interest held by the Company	70,864,990	22,761,734
2018 cumulative adjustments carried forward	2,669,470	0
Fair value adjustment recognized during the period	(2,121,365)	3,964,388
Elimination of transactions with the Company during the period	(1,882,491)	(1,294,919)
Transaction costs cumulative	519,639	229,639
Carrying amount of the investment	$ 70,050,243	$ 25,660,842